Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Inventory Abstract
Finished products	$ 97,396	$ 142,935
Semi-finished products	90,220	163,805
Raw materials	69,439	68,497
Auxiliary materials and consumables	121,126	115,562
Inventory provisions	(38,510)	(95,602)
Total	$ 339,671	$ 395,197